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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 -------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 -------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

                 -------------------------------

Form 13F File Number:    28-10673
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Pfund
         -------------------------------
Title:    Chief Executive Officer
         -------------------------------
Phone:    514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

/s/  Jerome Pfund, Chief Executive Officer, Montreal, Quebec, Canada, August 5, 2004
------------------------------------------  ------------------------ ---------------
           [Signature]                            [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $1,976,352
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   OTHER
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ABGENIX INC              Common           00339B107     16135   1376720  SH              SOLE                    640         1376080
AFFYMETRIX INC           Common           00826T108     66844   2042280  SH              SOLE                   4610         2037670
ALEXION PHARM INC        Common           015351109     36414   1957753  SH              SOLE                 122922         1834831
ALKERMES INC             Common           01642T108     72707   5346111  SH              SOLE                 225700         5120411
AMGEN INC                Common           31162100     146008   2675605  SH              SOLE                  45620         2629985
AMYLIN PHARM INC         Common           32346108      23381   1025500  SH              SOLE                      0         1025500
ARIAD PHARMACEUTICAL     Common           04033A100      1331    177700  SH              SOLE                 177700               0
ASTRALIS LTD             Warrant          46352100        624    600000  SH              SOLE                 600000               0
ASTRALIS PHARMA          Common           46352100        624    600000  SH              SOLE                 600000               0
AVIGEN                   Warrant          53690103         42     12341  SH              SOLE                      0           12341
BARR PHARMACEUTICALS     Common           68306109       1369     40627  SH              SOLE                    435           40192
BIOGEN IDEC INC          Common           09062X103     42689    674932  SH              SOLE                      0          674932
BOSTON LIFE (REST)       Warrant          100843408       927    900000  SH              SOLE                      0          900000
BRISTOL MYERS SQUIBB     Common           110122108      4376    178610  SH              SOLE                   1410          177200
CELGENE CORP             Common           151020104    200102   3494627  SH              SOLE                  84110         3410517
CEPHALON INC             Common           156708109     72860   1349250  SH              SOLE                      0         1349250
CHIRON CORP              Common           170040109       415      9300  SH              SOLE                   4000            5300
CONNETICS CORP           Common           208192104      4276    211680  SH              SOLE                 121380           90300
CYTOKINETICS INC         Common           23282W100      2228    150000  SH              SOLE                 150000               0
GENENTECH INC            Common           368710406     32821    584000  SH              SOLE                      0          584000
GENZYME CORP             Com              372917104     93579   1977160  SH              SOLE                      0         1977160
GILEAD SCIENCES INC      Com Gnrl Div     375558103    142328   2124300  SH              SOLE                  53680         2070620
HUMAN GENOME SCI         Common           444903108     38335   3296190  SH              SOLE                  12640         3283550
ICOS CORP                Common           449295104     67316   2255900  SH              SOLE                   8500         2247400
ILEX ONCOLOGY INC        Common           451923106     56556   2263129  SH              SOLE                 107420         2155709
IMCLONE SYS INC          Common           45245W109     69473    809800  SH              SOLE                  19100          790700
INTERMUNE INC            Common           45884X103     70458   4569266  SH              SOLE                 194520         4374746
INVITROGEN CORP          Common           46185R100     68603    952949  SH              SOLE                      0          952949

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   OTHER
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
K V PHARMACEUTICAL       CLASS A          482740206      1520     65845  SH              SOLE                    550           65295
KERYX BIOPHARMACEUT      Common           492515101      2457    194083  SH              SOLE                  63583          130500
KING PHARMACEUTICALS     Common           495582108      2154    188130  SH              SOLE                  41030          147100
MEDAREX INC              Common           583916101     22846   3133842  SH              SOLE                 256700         2877142
MEDICINES CO             Common           584688105     71745   2351520  SH              SOLE                  86040         2265480
MEDIMMUNE INC            Common           584699102     84096   3595370  SH              SOLE                 149430         3445940
MILLENNIUM PHARMA        Common           599902103     57229   4147049  SH              SOLE                    710         4146339
MYLAN LABS INC           Common           628530107        11       520  SH              SOLE                    520               0
NABI BIOPHARMACEUTIC     Common           629519109     29553   2078270  SH              SOLE                   9100         2069170
NOVARTIS AG              ADR              66987V109        36       820  SH              SOLE                    820               0
NOVO-NORDISK AS          ADR              670100205        17       330  SH              SOLE                    330               0
NPS PHARMACEUTICALS      Common           62936P103     56834   2706403  SH              SOLE                    550         2705853
OSCIENT PHARMA CORP      ESCROW           68812R105       496     97099  SH              SOLE                      0           97099
OSCIENT PHARMA CORP      Common           68812R105      1763    345043  SH              SOLE                      0          345043
OSI PHARMACEUTICALS      Common           671040103     69275    983460  SH              SOLE                  23250          960210
PALATIN TECHNO           Warrant          696077304       702    166667  SH              SOLE                      0          166667
PALATIN TECHNO(REST)     EX WRT           696077304      6549   1555650  SH              SOLE                  86314         1469336
PALATIN TECHNOLOGIES     Common           696077304      1430    339666  SH              SOLE                 324976           14690
PHARMION CORP            Common           71715B409     68225   1394627  SH              SOLE                  43895         1350732
PROGENICS PHARMACEUT     Common           743187106       362     21500  SH              SOLE                   6500           15000
SANOFI-SYNTHELABO        Sponsored ADR    80105N105        33      1030  SH              SOLE                   1030               0
SEPRACOR INC             Common           817315104     88911   1680740  SH              SOLE                     90         1680650
TEVA PHARMACEUTICAL      ADR              881624209       677     10070  SH              SOLE                   6470            3600
TRIMERIS INC             Common           896263100     17246   1195129  SH              SOLE                  97915         1097214
TULARIK INC              Common           899165104      1362     54930  SH              SOLE                      0           54930
VERTEX PHARMACEUTICL     Common           92532F100     29053   2680190  SH              SOLE                 239300         2440890
VICURON PHARMA           Common           926471103     25787   2053068  SH              SOLE                    690         2052378
WYETH                    Common           983024100      3162     87450  SH              SOLE                    850           86600
                         56                           1976352